Offerings	Jul. 10, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Placement Agent's Warrants to purchase shares of Common Stock
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	In accordance with Rule 457(g) under the Securities Act, because the shares of the Selling Stockholders Common Stock underlying the Selling Stockholder's Warrants are registered hereby, no separate registration fee is required with respect to the Placement Agent Warrants. In accordance with Rule 416(a), the Registrant is also registering an indeterminate number of additional shares of Common Stock that shall be issuable pursuant to Rule 416 to prevent dilution resulting from share splits, share dividends or similar transactions.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share underlying Placement Agent's Warrants
Amount Registered | shares	400,056
Proposed Maximum Offering Price per Unit	1.35
Maximum Aggregate Offering Price	$ 540,075.60
Fee Rate	0.01381%
Amount of Registration Fee	$ 74.58
Offering Note	In accordance with Rule 416(a), the Registrant is also registering an indeterminate number of additional shares of Common Stock that shall be issuable pursuant to Rule 416 to prevent dilution resulting from share splits, share dividends or similar transactions. The Placement Agent's Warrants entitle the holder to purchase 7% of the shares exercised f by existing warrant holders under the Warrant Inducement Agreement at a per share exercise price equal to 125% of the warrant exercise price of the Common Warrants. As estimated solely for the purpose of recalculating the registration fee pursuant to Rule 457(o), the Proposed Maximum Aggregate Offering Price of the Placement Agent's Warrants is $129,808, which is determined by multiplying 153,212 shares of common stock (7% of 1,373,630 shares) by $1.35 (125% of the Proposed Maximum Aggregate Offering Price).
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $.001 per share, underlying series A-5 warrants
Amount Registered | shares	4,742,860
Proposed Maximum Offering Price per Unit	0.975
Maximum Aggregate Offering Price	$ 4,624,288.50
Fee Rate	0.01381%
Amount of Registration Fee	$ 638.61
Offering Note	In accordance with Rule 416(a), the Registrant is also registering an indeterminate number of additional shares of Common Stock that shall be issuable pursuant to Rule 416 to prevent dilution resulting from share splits, share dividends or similar transactions. In accordance with Rule 457(g) under the Securities Act, because the shares of the Selling Stockholders' Common Stock underlying the Selling Stockholder's Warrants are registered hereby, no separate registration fee is required with respect to the Warrants. The registration fee for securities is based on an estimate of the Proposed Maximum Aggregate Offering Price of the securities, assuming the sale of the shares of Common Stock based on an assumed offering price of $1.08 per share, and such estimate is solely for the purpose of calculating the registration fee pursuant to Rule 457(o).
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $.001 per share, underlying series A-6 warrants
Amount Registered | shares	6,687,310
Proposed Maximum Offering Price per Unit	0.975
Maximum Aggregate Offering Price	$ 6,520,127.25
Fee Rate	0.01381%
Amount of Registration Fee	$ 900.43
Offering Note	In accordance with Rule 416(a), the Registrant is also registering an indeterminate number of additional shares of Common Stock that shall be issuable pursuant to Rule 416 to prevent dilution resulting from share splits, share dividends or similar transactions. The registration fee for securities is based on an estimate of the Proposed Maximum Aggregate Offering Price of the securities, assuming the sale of the shares of Common Stock based on an assumed offering price of $1.08 per share, and such estimate is solely for the purpose of calculating the registration fee pursuant to Rule 457(o).